Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
SunAmerica Senior Floating Rate Fund (Prospectus Summary): | SunAmerica Senior Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0001059040_SupplementTextBlock

Pursuant to Rule 497(e)
File No. 333-32798

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(the “Fund”)

Supplement dated June 23, 2011 to the Prospectus

dated April 29, 2011

Effective immediately, on page 3 of the Prospectus, the last sentence of the second paragraph under the heading “PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND,” is hereby deleted in its entirety and replaced by the following:

“The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities.”

On page 3 of the Prospectus, the last sentence of the first paragraph under the heading “ General Risks Relating to the Loans ,” is hereby deleted in its entirety and replaced by the following:

“The Fund may invest all, or substantially all, of its assets in Loans or other securities ( e.g. unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities.”

On page 4 of the Prospectus, the first sentence under the heading “ Credit Quality ,” is hereby deleted in its entirety and replaced by the following:

“The Fund’s investments in Loans or other securities ( e.g. unsecured loans or high yield securities) that are rated below investment grade are subject to the risks of lower rated securities.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_SFPRO_4-11